                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05400

Morgan Stanley Government Income Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
      (Address of principal executive offices)                    (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: September 30, 2005

Date of reporting period: March 31, 2005


Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Government Income Trust performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Trust's financial statements and a list of Trust investments.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Trust will achieve its investment objective. The Trust is subject to market risk, which is the possibility that market values of securities owned by the Trust will decline and, therefore, the value of the Trust's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Trust.

FUND REPORT

For the six-months ended March 31, 2005

MARKET CONDITIONS


The six-month period under review began amid perceived softness in the economy in the minds of investors, brought on by lower-than-expected payroll gains. The Federal Open Market Committee reaffirmed its pledge to raise the federal funds target rate at a measured pace, and did so incrementally at each of its meetings -- raising the target rate 100 basis points, to 2.75 percent from 1.75 percent by the end of the period. The U.S. bond market posted negative returns during the first quarter of 2005 -- largely a function of rising interest rates on the short maturity end of the yield curve. In addition, yields rose across the U.S. Treasury curve, with the exception of the 30-year portion. Yields on five- and 10-year U.S. Treasury notes increased by 26 basis points and 55 basis points, respectively, to close the period at 4.17 percent and 4.48 percent.

Performance in the U.S. government and mortgage sectors were varied during the period. Higher coupon mortgage-backed securities, which tend to be less sensitive to rising interest rates, outperformed their lower coupon peers during the period. Treasuries and agencies posted the least impressive performance among the major fixed-income sectors, resulting from their relative lack of yield and greater sensitivity to changes in interest rates.

PERFORMANCE ANALYSIS


For the six-month period ended March 31, 2005, the net asset value (NAV) of Morgan Stanley Government Income Trust (GVT) decreased from $9.85 to $9.72 per share. Based on this change plus the reinvestment of dividends totaling $0.21 per share, the Trust's total NAV return was 1.02 percent. GVT's value on the New York Stock Exchange (NYSE) decreased from $8.97 to $8.80 per share during the same period. Based on this change plus the reinvestment of dividends, GVT's total market return was 0.43 percent. GVT's share price was trading at a 9.47 percent discount to its NAV on March 31, 2005. Past performance is no guarantee of future results.

Monthly dividends for the second quarter of 2005 declared in March remained unchanged at $0.035 per share to reflect the Trust's current and projected earnings level.

The Trust's mortgage position had a neutral impact on performance during the period. While mortgage-backed securities lagged Treasuries slightly during the first half of the review period, the Trust's emphasis on higher coupon, slow prepaying mortgage issues aided performance as interest rates increased towards the end of the period.

We defensively positioned the Trust's interest rate sensitivity position. This posture benefited relative performance as interest rates rose across the short- and intermediate-portions of the yield curve. As interest rates declined during the initial phase of the review period, however, this position hampered the Trust's relative performance.

The Trust's procedure for reinvestment of all dividends and distributions in common shares is through purchases in the open market. This method helps support the market value of the Trust's shares. In addition, we would like to remind you that the Trustees have approved a procedure whereby the Trust may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase.
----------------------------------------------------
There is no guarantee that any sectors mentioned will continue to perform well or be held by the Fund in the future.

   PORTFOLIO COMPOSITION*
   U.S. Government Obligations                         46.0%
   U.S. Government Agencies -- Mortgage-Backed         22.0%
   U.S. Government Agencies -- Bonds & Notes           17.7%
   U.S. Government Agencies -- CMO's                    5.9%
   Short-Term Investments                               8.4%

   LONG-TERM CREDIT ANALYSIS
   AAA                                               100%

Data as of March 31, 2005. Subject to change daily. All percentages for portfolio composition are as a percentage of total investments and all percentages for long-term credit analysis are as a percentage of total long-term investments. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

* Does not include outstanding long futures contracts with an underlying face amount of $2,731,641 with net unrealized depreciation of $11,396 and short futures contracts with an underlying face amount of $55,688,733 with net unrealized appreciation of $273,914.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS BY FILING THE SCHEDULE ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC). THE SEMIANNUAL REPORTS ARE FILED ON FORM N-CSRS AND THE ANNUAL REPORTS ARE FILED ON FORM N-CSR. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, WWW.MORGANSTANLEY.COM. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, HTTP://WWW.SEC.GOV. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (PUBLICINFO@SEC.GOV) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102.

SHAREHOLDER VOTING RESULTS

ON DECEMBER 15, 2004, AN ANNUAL MEETING OF THE TRUST'S SHAREHOLDERS WAS HELD FOR THE PURPOSE OF VOTING ON THE FOLLOWING MATTER, THE RESULTS OF WHICH WERE AS
FOLLOWS:

ELECTION OF TRUSTEES:

-------------------------------------------------
EDWIN J. GARN
FOR:                                   27,568,924
WITHHELD:                                 537,675
-------------------------------------------------
MICHAEL E. NUGENT
FOR:                                   27,576,062
WITHHELD:                                 530,537
-------------------------------------------------

THE FOLLOWING TRUSTEES WERE NOT STANDING FOR REELECTION AT THIS MEETING: MICHAEL BOZIC, CHARLES A. FIUMEFREDDO, WAYNE E. HEDIEN, JAMES F. HIGGINS, MANUEL H. JOHNSON, JOSEPH J. KEARNS AND FERGUS REID

Morgan Stanley Government Income Trust
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED)

PRINCIPAL                           DESCRIPTION
AMOUNT IN                               AND                                COUPON
THOUSANDS                          MATURITY DATE                            RATE             VALUE
------------------------------------------------------------------------------------------------------
            U.S. Government Obligations (48.7%)
            U.S. Treasury Bonds
$  5,500    02/15/29....................................................     5.25%       $  5,793,266
     500    08/15/27....................................................     6.375            600,879
   6,300    02/15/25....................................................     7.625          8,489,993
  28,200    08/15/19 - 08/15/21.........................................     8.125         38,601,179
   8,600    02/15/20....................................................     8.50          11,969,119
            U.S. Treasury Notes
  15,000    05/15/07....................................................     3.125         14,793,165
   3,500    11/15/06....................................................     3.50           3,490,158
  15,000    02/15/13....................................................     3.875         14,483,790
  24,400    08/15/13....................................................     4.25          24,069,282
  10,000    08/15/12....................................................     4.375         10,026,570
   4,000    08/15/11....................................................     5.00           4,156,876
   5,560    05/15/05....................................................     6.75           5,588,022
   7,240    08/15/20....................................................     8.75          10,326,051
            U.S. Treasury Strips
  15,800    02/15/25 - 02/15/27.........................................     0.00           5,752,277
                                                                                         ------------
            Total U.S. Government Obligations (Cost $154,177,492)..................       158,140,627
                                                                                         ------------
            U.S. Government Agencies - Mortgage-Backed Securities (23.3%)
            Federal Home Loan Mortgage Corp. (5.2%)
   8,100    *...........................................................     5.50           8,264,531
   1,350    *...........................................................     6.00           1,381,641
     853    07/01/28 - 02/01/33.........................................     6.50             887,148
   3,344    10/01/26 - 05/01/33.........................................     7.50           3,582,179
     514    11/01/23 - 02/01/31.........................................     8.00             553,595
     660    12/01/18 - 02/01/19.........................................     9.50             726,992
     809    10/01/09 - 08/01/20.........................................    10.00             906,384
     481    08/01/14 - 05/01/19.........................................    10.50             543,910
                                                                                         ------------
                                                                                           16,846,380
                                                                                         ------------
            Federal Home Loan Mortgage Corp. ARM (1.0%)
   1,043    07/01/34....................................................     3.61           1,028,931
   2,281    08/01/34....................................................     4.176          2,285,426
                                                                                         ------------
                                                                                            3,314,357
                                                                                         ------------

                                                                               5
                       See Notes to Financial Statements

Morgan Stanley Government Income Trust
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) continued

PRINCIPAL                           DESCRIPTION
AMOUNT IN                               AND                                COUPON
THOUSANDS                          MATURITY DATE                            RATE             VALUE
------------------------------------------------------------------------------------------------------
            Federal National Mortgage Assoc. (11.4%)
$  3,500    *...........................................................     4.50%       $  3,315,156
   5,200    *...........................................................     6.00           5,314,938
     250    *...........................................................     7.50             267,188
  17,028    06/01/29 - 07/01/34.........................................     6.50          17,705,047
     955    10/01/13 - 06/01/32.........................................     7.00           1,007,943
   4,348    01/01/22 - 04/01/35.........................................     7.50           4,659,594
   3,773    12/01/21 - 02/01/32.........................................     8.00           4,066,899
     475    08/01/17 - 05/01/25.........................................     8.50             519,102
      51    09/01/16 - 07/01/23.........................................     9.00              54,971
     171    06/01/18 - 01/01/21.........................................     9.50             190,559
                                                                                         ------------
                                                                                           37,101,397
                                                                                         ------------
            Federal National Mortgage Assoc. ARM (1.7%)
   1,106    07/01/34....................................................     3.702          1,099,177
   1,442    09/01/34....................................................     4.116          1,435,182
   1,415    10/01/34....................................................     4.228          1,417,187
   1,466    10/01/34....................................................     4.279          1,463,729
                                                                                         ------------
                                                                                            5,415,275
                                                                                         ------------
            Government National Mortgage Assoc. (3.6%)
   3,650    *...........................................................     5.50           3,683,078
   2,224    03/15/26 - 03/15/29.........................................     6.00           2,292,237
     905    06/15/28 - 01/15/29.........................................     6.50             947,464
     812    12/15/22 - 06/15/29.........................................     7.50             873,809
   1,130    11/15/15 - 01/15/30.........................................     8.00           1,221,762
   1,838    04/15/21 - 11/15/24.........................................     8.50           2,026,931
     559    04/15/17 - 02/15/25.........................................     9.00             616,180
      54    12/15/19 - 06/15/20.........................................     9.50              60,409
                                                                                         ------------
                                                                                           11,721,870
                                                                                         ------------
            Government National Mortgage Assoc. II (0.4%)
   1,219    03/20/26 - 01/20/29.........................................     6.50           1,271,839
      88    11/20/29....................................................     7.50              94,286
                                                                                         ------------
                                                                                            1,366,125
                                                                                         ------------
            Total U.S. Government Agencies - Mortgage-Backed Securities (Cost
            $74,593,049)...........................................................        75,765,404
                                                                                         ------------

6
                       See Notes to Financial Statements

Morgan Stanley Government Income Trust
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) continued

PRINCIPAL                           DESCRIPTION
AMOUNT IN                               AND                                COUPON
THOUSANDS                          MATURITY DATE                            RATE             VALUE
------------------------------------------------------------------------------------------------------
       h    U.S. Government Agencies - Bonds & Notes (18.8%)
            Federal Home Loan Mortgage Corp.
$ 34,300    08/15/06....................................................     2.75%       $ 33,827,689
  10,400    04/15/09....................................................     3.00           9,903,202
   7,550    09/15/09....................................................     6.625          8,213,683
   1,165    03/15/31....................................................     6.75           1,425,386
            Federal National Mortgage Assoc.
   1,185    11/15/30....................................................     6.625          1,425,352
   1,350    06/15/10....................................................     7.125          1,509,674
   1,550    01/15/10....................................................     7.25           1,732,215
            Tennessee Valley Authority
   2,235    05/01/30....................................................     7.125          2,852,079
                                                                                         ------------
            Total U.S. Government Agency - Bonds & Notes (Cost $61,126,883)........        60,889,280
                                                                                         ------------

            U.S. Government Agencies - Collateralized Mortgage
            Obligations (6.3%)
            Federal Home Loan Mortgage Corp.
   2,790    2827 PF (PAC)  04/15/28......................................     3.01 +         2,788,555
   2,159    2916 NF        01/15/35......................................     3.06 +         2,161,661
   2,990    2547 HA        08/15/12......................................     5.00           3,002,238
            Federal National Mortgage Assoc.
   4,933    2004 - T5 A11  05/28/35......................................     3.21 +         4,934,064
   2,029    2004 - T5 A13  05/28/35......................................     3.22 +         2,030,850
   2,400    2005 - W2 A1   05/25/35......................................     3.05 +         2,400,000
   2,986    2002 - 77 FH   12/18/32......................................     3.233+         3,006,204
                                                                                          ------------
            Total U.S. Government Agencies - Collateralized Mortgage Obligations
            (Cost $20,339,916)......................................................        20,323,572
                                                                                          ------------

            Short-Term Investments (8.9%)
            Repurchase Agreements (4.3%)
  13,927    Joint repurchase agreement account due 04/01/05 (dated
              03/31/05; proceeds $13,928,101) (a).......................     2.845         13,927,000
     140    The Bank of New York due 04/01/05 (dated 03/31/05; proceeds
              $140,508) (b).............................................     2.688            140,498
                                                                                         ------------
            Total Repurchase Agreements (Cost $14,067,498).........................        14,067,498
                                                                                         ------------

                                                                               7
                       See Notes to Financial Statements

Morgan Stanley Government Income Trust
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) continued

PRINCIPAL                           DESCRIPTION
AMOUNT IN                               AND                                COUPON
THOUSANDS                          MATURITY DATE                            RATE             VALUE
------------------------------------------------------------------------------------------------------
            U.S. Government Obligations (4.6%)
            U.S. Treasury Bill (0.1%) (c)
$    500    07/14/05**..................................................     2.819%      $    495,929
            U.S. Treasury Notes (4.5%)
   7,350    08/15/05....................................................     6.50           7,447,623
   7,000    05/15/05....................................................     6.75           7,035,280
                                                                                         ------------
            Total U.S. Government Obligations (Cost $14,996,526)...................        14,978,832
                                                                                         ------------
            Total Short-Term Investments (Cost $29,064,024)........................        29,046,330
                                                                                         ------------
            Total Investments (Cost $339,301,364) (d)(e)................  106.0%          344,165,213

            Liabilities in Excess of Other Assets.......................  (6.0)           (19,557,294)
                                                                          ----------     ------------
            Net Assets..................................................  100.0%         $324,607,919
                                                                          ==========     ============

---------------------

    ARM  Adjustable Rate Mortgage.
    PAC  Planned Amortization Class.
    * Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date;
         the actual principal amount and maturity date will be determined upon settlement.
    ** A portion of this security has been physically segregated in connection with open futures contracts in an amount equal to $288,000.
    + Floating rate security, rate shown is the rate in effect at March 31, 2005.
    (a) Collateralized by federal agency and U.S. Treasury obligations.
    (b)  Collateralized by Federal National Mortgage Assoc. 5.50% due
         04/01/34 valued at $143,308.
    (c) Security was purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
    (d) Securities have been designated as collateral in an amount equal to $80,686,787 in connection with securities purchased on a forward commitment basis and open futures contracts.
    (e) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $7,958,463 and the aggregate gross unrealized depreciation is $3,094,614, resulting in net unrealized appreciation of $4,863,849.

8
                       See Notes to Financial Statements

Morgan Stanley Government Income Trust
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED) continued

Futures Contracts Open at March 31, 2005:

                            DESCRIPTION,       UNDERLYING       UNREALIZED
NUMBER OF                  DELIVERY MONTH      FACE AMOUNT    APPRECIATION/
CONTRACTS   LONG/SHORT        AND YEAR          AT VALUE      (DEPRECIATION)
---------   ----------   -------------------  -------------   --------------
   135         Short     U.S. Treasury Notes
                          5 Year, June 2005   $(14,457,656)      $ 60,785
    25         Long      U.S. Treasury Notes
                         10 Year, June 2005      2,731,641        (11,396)
   125         Short     U.S. Treasury Notes
                          2 Year, June 2005    (25,861,327)        93,306
   138         Short     U.S. Treasury Bonds
                         20 Year, June 2005    (15,369,750)       119,823
                                                                 --------
            Net unrealized appreciation....................      $262,518
                                                                 ========

                                                                               9
                       See Notes to Financial Statements

Morgan Stanley Government Income Trust
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
March 31, 2005 (unaudited)

Assets:
Investments in securities, at value
  (cost $339,301,364).......................................  $344,165,213
Receivable for:
    Investments sold........................................     4,535,608
    Interest................................................     2,271,949
    Principal paydowns......................................        60,051
Prepaid expenses and other assets...........................        20,669
                                                              ------------
    Total Assets............................................   351,053,490
                                                              ------------
Liabilities:
Payable for:
    Investments purchased...................................    25,856,631
    Variation margin........................................       171,984
    Investment advisory fee.................................       158,108
    Shares of beneficial interest repurchased...............       105,357
    Administration fee......................................        24,324
Accrued expenses and other payables.........................       129,167
                                                              ------------
    Total Liabilities.......................................    26,445,571
                                                              ------------
    Net Assets..............................................  $324,607,919
                                                              ============
Composition of Net Assets:
Paid-in-capital.............................................  $328,904,425
Net unrealized appreciation.................................     5,126,367
Dividends in excess of net investment income................    (6,202,565)
Accumulated net realized loss...............................    (3,220,308)
                                                              ------------
    Net Assets..............................................  $324,607,919
                                                              ============
Net Asset Value Per Share,
33,383,774 shares outstanding (unlimited shares authorized
of $.01 par value)..........................................         $9.72
                                                              ============

10
                       See Notes to Financial Statements

Morgan Stanley Government Income Trust
FINANCIAL STATEMENTS continued

Statement of Operations
For the six months ended March 31, 2005 (unaudited)

Net Investment Income:
Interest Income.............................................  $ 6,793,471
                                                              -----------
Expenses
Investment advisory fee.....................................      882,341
Administration fee..........................................      109,458
Transfer agent fees and expenses............................       75,408
Custodian fees..............................................       42,226
Professional fees...........................................       30,902
Shareholder reports and notices.............................       13,095
Registration fees...........................................        9,636
Trustees' fees and expenses.................................        5,813
Other.......................................................       19,470
                                                              -----------
    Total Expenses..........................................    1,188,349
                                                              -----------
    Net Investment Income...................................    5,605,122
                                                              -----------
Net Realized and Unrealized Gain (Loss):
Net Realized Gain (Loss) on:
Investments.................................................    1,465,571
Futures contracts...........................................     (469,084)
                                                              -----------
    Net Realized Gain.......................................      996,487
                                                              -----------
Net Change in Unrealized Appreciation/Depreciation on:
Investments.................................................   (5,027,003)
Futures contracts...........................................      842,094
                                                              -----------
    Net Depreciation........................................   (4,184,909)
                                                              -----------
    Net Loss................................................   (3,188,422)
                                                              -----------
Net Increase................................................  $ 2,416,700
                                                              ===========

                                                                              11
                       See Notes to Financial Statements

Morgan Stanley Government Income Trust
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets

                                                               FOR THE SIX        FOR THE YEAR
                                                               MONTHS ENDED          ENDED
                                                              MARCH 31, 2005   SEPTEMBER 30, 2004
                                                              --------------   ------------------
                                                               (unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income.......................................   $  5,605,122       $ 10,160,686
Net realized gain...........................................        996,487          1,405,889
Net change in unrealized depreciation.......................     (4,184,909)        (1,766,362)
                                                               ------------       ------------
    Net Increase............................................      2,416,700          9,800,213
                                                               ------------       ------------
Dividends and Distributions to Shareholders from:
Net investment income.......................................     (7,087,083)       (14,016,707)
Net realized gain...........................................             --           (826,058)
                                                               ------------       ------------
    Total Dividends and Distributions.......................     (7,087,083)       (14,842,765)
                                                               ------------       ------------

Decrease from transactions in shares of beneficial
  interest..................................................     (5,435,755)       (10,715,653)
                                                               ------------       ------------
    Net Decrease............................................    (10,106,138)       (15,758,205)
Net Assets:
Beginning of period.........................................    334,714,057        350,472,262
                                                               ------------       ------------
End of Period
(Including dividends in excess of net investment income of
$6,202,565 and $4,720,604, respectively)....................   $324,607,919       $334,714,057
                                                               ============       ============

12
                       See Notes to Financial Statements

Morgan Stanley Government Income Trust
NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2005 (UNAUDITED)

1. Organization and Accounting Policies

Morgan Stanley Government Income Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Trust's primary investment objective is to provide as high a level of current income as is consistent with prudent investment and as a secondary objective, capital appreciation. The Trust commenced operations on February 29, 1988.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) certain portfolio securities may be valued by an outside pricing service approved by the Trust's Trustees (2) portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price; (3) futures are valued at the latest price published by the commodities exchange on which they trade; (4) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") determines that the market quotations are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trust's Trustees; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Repurchase Agreements -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Trust, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Trust may also invest directly with institutions in repurchase agreements. The Trust's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. Futures Contracts -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Trust is required to pledge to the broker cash, U.S. Government

Morgan Stanley Government Income Trust
NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2005 continued

securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Trust agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Trust as unrealized gains and losses. Upon closing of the contract, the Trust realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E. Federal Income Tax Policy -- It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

G. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration Agreements

Effective November 1, 2004, pursuant to an Investment Advisory Agreement, the Trust pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the annual rate of 0.52% to the net assets of the Trust determined as of the close of each business day.

Effective November 1, 2004 pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Trust pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Trust's daily net assets.

Prior to November 1, 2004, the Trust had retained the Investment Adviser to provide administrative services and to manage the investment of the Trust's assets pursuant to an investment management agreement pursuant to which the Trust paid the Investment Adviser a monthly management fee accrued daily and payable monthly, by applying the annual rate of 0.60% to the net assets of the Trust determined as of the close of each business day.

3. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales/prepayments of portfolio securities, excluding short-term investments, for the six months ended March 31, 2005 aggregated $247,258,803 and $297,575,642, respectively.

Morgan Stanley Government Income Trust
NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2005 continued

Morgan Stanley Trust, an affiliate of the Investment Adviser and Administrator, is the Trust's transfer agent. At March 31, 2005, the Trust had transfer agent fees and expenses payable of $5000.

The Trust has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Trust who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. Aggregate pension costs for the six months ended March 31, 2005 included in Trustees' fees and expenses in the Statement of Operations amounted to $3,744. At March 31, 2005, the Trust had an accrued pension liability of $61,782 which is included in accrued expenses in the Statement of Assets and Liabilities. On December 2, 2003, the Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003.

The Trust has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Trust.

4. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

                                                                                       CAPITAL PAID
                                                                           PAR VALUE   IN EXCESS OF
                                                                SHARES     OF SHARES    PAR VALUE
                                                              ----------   ---------   ------------
Balance, September 30, 2003.................................  35,196,074   $351,960    $344,703,873
Treasury shares purchased and retired (weighted average
  discount 8.93%)*..........................................  (1,202,600)   (12,026)    (10,703,627)
                                                              ----------   --------    ------------
Balance, September 30, 2004.................................  33,993,474    339,934     334,000,246
Treasury shares purchased and retired (weighted average
  discount 9.04%)*..........................................    (609,700)    (6,097)     (5,429,658)
                                                              ----------   --------    ------------
Balance, March 31, 2005.....................................  33,383,774   $333,837    $328,570,588
                                                              ==========   ========    ============

---------------------
   * The Trustees have voted to retire the shares purchased.

Morgan Stanley Government Income Trust
NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2005 continued

5. Dividends

On March 29, 2005, the Trust declared the following dividends from net investment income:

 AMOUNT         RECORD         PAYABLE
PER SHARE        DATE           DATE
---------   --------------  -------------
               April 8,       April 22,
 $0.035     2005..........      2005
 $0.035     May 6, 2005...  May 20, 2005
 $0.035     June 3, 2005..  June 17, 2005

6. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of September 30, 2004, the Trust had temporary book/tax differences primarily attributable to post-October losses (capital losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Trust's next taxable year), book amortization of premiums on debt securities, mark-to-market of open futures contracts and deferred losses on straddles.

7. Purposes of and Risks Relating to Certain Financial Instruments

To hedge against adverse interest rate risk, the Trust may purchase and sell interest rate futures contracts ("futures contracts").

Futures contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Trust bears the risk of an unfavorable change in the value of the underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Morgan Stanley Government Income Trust
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                            FOR THE SIX                  FOR THE YEAR ENDED SEPTEMBER 30,
                                            MONTHS ENDED    ----------------------------------------------------------
                                           MARCH 31, 2005     2004        2003         2002        2001        2000
                                           --------------   ---------   ---------   ----------   ---------   ---------
                                            (unaudited)
Selected Per Share Data:

Net asset value, beginning of period.....        $9.85         $9.96      $10.09       $ 9.74       $9.18       $9.13
                                                 -----         -----      ------       ------       -----       -----

Income (loss) from investment operations:
    Net investment income*...............         0.17          0.29        0.30         0.26(1)     0.54        0.54
    Net realized and unrealized gain
    (loss)...............................        (0.11)         0.00       (0.04)        0.55(1)     0.54        0.01
                                                 -----         -----      ------       ------       -----       -----

Total income (loss) from investment
 operations..............................         0.06          0.29        0.26         0.81        1.08        0.55
                                                 -----         -----      ------       ------       -----       -----

Less dividends and distributions from:
    Net investment income................        (0.21)        (0.41)      (0.43)       (0.49)      (0.54)      (0.54)
    Net realized gain....................           --         (0.02)         --           --          --          --
                                                 -----         -----      ------       ------       -----       -----

Total dividends and distributions........        (0.21)        (0.43)      (0.43)       (0.49)      (0.54)      (0.54)
                                                 -----         -----      ------       ------       -----       -----

Anti-dilutive effect of acquiring
 treasury shares*........................         0.02          0.03        0.04         0.03        0.02        0.04
                                                 -----         -----      ------       ------       -----       -----

Net asset value, end of period...........        $9.72         $9.85      $ 9.96       $10.09       $9.74       $9.18
                                                 =====         =====      ======       ======       =====       =====

Market value, end of period..............        $8.80         $8.97      $ 8.96       $ 9.29       $9.11       $8.25
                                                 =====         =====      ======       ======       =====       =====

Total Return+............................         0.43%(2)      5.02%       1.13%        7.67%      17.44%       6.80%

Ratios to Average Net Assets:
Expenses.................................         0.72%(3)      0.72%       0.71%        0.69%       0.71%       0.70%

Net investment income....................         3.39%(3)      2.98%       3.04%        2.71%(1)     5.75%      6.21%

Supplemental Data:
Net assets, end of period, in
 thousands...............................     $324,608      $334,714    $350,472     $372,840    $376,708    $366,783

Portfolio turnover rate..................           75%(2)       258%        312%         122%        105%          7%

---------------------

     * The per share amounts were computed using an average number of shares outstanding during the period.
     + Total return is based upon the current market value on the last day of each period reported. Dividends and distributions are assumed to be reinvested at the prices obtained under the Trust's dividend reinvestment plan. Total return does not reflect brokerage commissions.
    (1) Effective October 1, 2002, the Trust has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, related to premiums and discounts on debt securities. The effect of this change for the year ended September 30, 2002 was to decrease net investment income and increase net realized and unrealized gain by $0.22; and decrease the ratio of net investment income to average net assets by $2.28. The Financial
         Highlights data presented in this table for prior periods has not been restated to reflect this change.
    (2)  Not annualized.
    (3)  Annualized.

                                                                              17
                       See Notes to Financial Statements

                      (This Page Intentionally Left Blank)

                      (This Page Intentionally Left Blank)

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS

Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President

Ronald E. Robison
Executive Vice President and Principal Executive Officer

Joseph J. McAlinden
Vice President

Barry Fink
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT ADVISER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Trust without examination by the independent auditors and accordingly they do not express an opinion thereon.

Investments and services offered through Morgan Stanley DW Inc., member SIPC.

(c) 2005 Morgan Stanley

[MORGAN STANLEY LOGO]

MORGAN STANLEY FUNDS

Morgan Stanley
Government Income
Trust
Semiannual Report
March 31, 2005

[MORGAN STANLEY LOGO]

38532RPT-RA05-00382P-Y03/05

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.


Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports covering periods ending on or after December 31, 2005.

Item 9. Closed-End Fund Repurchases

                    REGISTRANT PURCHASE OF EQUITY SECURITIES

Period              (a) Total   (b) Average   (c) Total      (d) Maximum
                    Number of   Price Paid    Number of      Number (or
                    Shares (or  per Share     Shares (or     Approximate
                    Units)      (or Unit)     Units)         Dollar
                    Purchased                 Purchased as   Value) of
                                              Part of        Shares (or
                                              Publicly       Units) that
                                              Announced      May Yet Be
                                              Plans or       Purchased
                                              Programs       Under the
                                                             Plans or
                                                             Programs
October 1, 2004-
October 31, 2004     78,500.00        $8.97        N/A           N/A

November 1, 2004-
November 30, 2004    95,300.00        $8.87        N/A           N/A

December 1, 2004-
December 31, 2004   109,900.00        $8.85        N/A           N/A

January 1, 2005-
January 31, 2005     98,300.00        $8.90        N/A           N/A

February 1, 2005-
February 28, 2005   116,200.00        $9.05        N/A           N/A

March 1, 2005-
March 31, 2005      111,500.00        $8.86        N/A           N/A

Total               609,700.00        $8.92        N/A           N/A

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.


Item 11. Controls and Procedures

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Government Income Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 19, 2005

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 19, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 19, 2005